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                                                          JOHN M. RICHARDS
                                                          SENIOR COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                          September 4, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

      Re:  Security Equity Separate Account Twenty-Seven
           File No. 811-08892

Commissioners:

The Semi-Annual Reports dated June 30, 2009 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Seven of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

                                          Sincerely,

                                          /s/ John M. Richards
                                          --------------------------------------
                                          John M. Richards
                                          Senior Counsel
                                          Metropolitan Life Insurance Company